PZENA FOCUSED VALUE FUND

Dear Shareholders:

It is my pleasure to present you with our semi-annual report. As of October 31, 1997, the Fund is up 24.73% calendar year-to-date and 33.11% for the past twelve months(1).

We are particularly pleased to report that our classic value approach to investing has been highly successful during 1997's brief, but real, market tests. For example, during August the market was down 5.5% while our Fund was able to break even. Traditionally, one of the characteristics of value investing is reduced portfolio volatility during down markets. While our record should still be considered anecdotal rather than empirical, we are encouraged by the attractive risk/return profile our Fund has earned thus far.

Perhaps the most significant portfolio decision over the past six months has been our expanding focus on electric utilities. The negative market perception of deregulation and nuclear power has kept these stocks undervalued. By researching these companies plant by plant, we believe we have found a significant value opportunity. Illinois based Unicom Corp. is our first position and we are actively researching others.

Thank you again for your trust in us and we look forward to continued investment success.

Sincerely,



/s/ Richard S. Pzena


Richard S. Pzena








(1)The average annual total return for the year ended September 30, 1997, and from inception through September 30, 1997, was 42.29% and 31.95%, respectively.

                            Pzena Focused Value Fund

SCHEDULE OF INVESTMENTS at October 31, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 97.6%                                                    Market Value
---------------------------------------------------------------------------------------------------------
                     Aluminum: 0.9%
       1,925         Alumax, Inc.*..................................................           $   62,563
                                                                                               ----------

                     Automobiles: 2.2%
       3,475         Ford Motor Company.............................................              151,814
                                                                                               ----------

                     Banks - Money Center: 0.9%
         325         Bankers Trust New York Corp....................................               38,350
         225         Chase Manhattan Corp...........................................               25,959
                                                                                               ----------
                                                                                                   64,309
                                                                                               ----------
                     Banks - Regional: 1.7%
       2,275         Pacific Century Financial Corp.................................              114,603
                                                                                               ----------

                     Basic Materials: 1.3%
       7,025         J&L Specialty Steel, Inc.......................................               88,691
                                                                                               ----------

                     Building Materials: 2.7%
       3,835         USG Corp.*.....................................................              180,964
                                                                                               ----------

                     Chemicals: 4.3%
       5,925         Lyondell Petrochemical Company.................................              151,828
       3,050         Union Carbide Corp.............................................              139,347
                                                                                               ----------
                                                                                                  291,175
                                                                                               ----------
                     Chemicals - Diversified: 2.4%
       2,025         FMC Corp.*.....................................................              163,645
                                                                                               ----------

                     Chemicals - Specialty: 3.2%
       4,550         Great Lakes Chemical Corp......................................              213,850
                                                                                               ----------

                     Communications Equipment: 3.7%
      13,100         Anixter International, Inc.*...................................              247,262
                                                                                               ----------

                     Computers - Peripherals: 2.9%
       6,150         Quantum Corp.*.................................................              194,494
                                                                                               ----------

2

                            Pzena Focused Value Fund

---------------------------------------------------------------------------------------------------------
      Shares                                                                                 Market Value
---------------------------------------------------------------------------------------------------------
                     Computers - Software/Services: 2.0%
       3,575         Electronic Data Systems Corp...................................            $ 138,308
                                                                                               ----------

                     Distributors - Health Food: 4.1%
      10,400         Fleming Companies, Inc.........................................              175,500
       2,700         Supervalu, Inc.................................................               98,887
                                                                                               ----------
                                                                                                  274,387
                                                                                               ----------
                     Electric - Companies: 4.4%
      10,750         Unicom Corp....................................................              301,000
                                                                                               ----------

                     Electronic Parts - Components Distributors: 2.4%
       2,625         Avnet, Inc.....................................................              165,211
                                                                                               ----------

                     Financial - Diversified: 1.8%
       2,820         Ambac Financial Group, Inc.....................................              119,145
                                                                                               ----------

                     Foods: 2.6%
       5,530         RJR Nabisco Holdings Corp......................................              175,232
                                                                                               ----------

                     Health Care - Managed Care: 9.9%
       4,750         Columbia/HCA Healthcare Corp...................................              134,187
       4,400         Foundation Health Systems, Inc.*...............................              126,500
       1,900         PacifiCare Health Systems, Inc.*...............................              120,887
      17,425         Quest Diagnostics, Inc.*.......................................              290,780
                                                                                               ----------
                                                                                                  672,354
                                                                                               ----------
                     Health Care - Long-Term: 1.9%
       8,750         Beverly Enterprises, Inc.*.....................................              130,703
                                                                                               ----------

                     Home Building: 0.6%
       1,125         Pulte Corp.....................................................               42,047
                                                                                               ----------

                     Insurance - Multi-Line: 5.3%
       1,175         Cigna Corp.....................................................              182,419
       8,775         USF&G Corp.....................................................              177,694
                                                                                               ----------
                                                                                                  360,113
                                                                                               ----------

                            Pzena Focused Value Fund

---------------------------------------------------------------------------------------------------------
      Shares                                                                                 Market Value
---------------------------------------------------------------------------------------------------------
                     Insurance - Property and Casualty: 5.4%
       1,375         CNA Financial Corp.*...........................................            $ 170,586
       2,475         St. Paul Companies, Inc........................................              197,845
                                                                                               ----------
                                                                                                  368,431
                                                                                               ----------
                     Leisure Time - Products: 3.3%
       7,250         Polaris Industries, Inc........................................              220,672
                                                                                               ----------

                     Machinery - Diversified: 2.7%
       9,300         Coltec Industries, Inc.*.......................................              186,000
                                                                                               ----------

                     Oil and Gas - Refining/Marketing: 3.3%
       6,675         Mapco, Inc.....................................................              220,275
                                                                                               ----------

                     Textiles - Apparel: 4.2%
       7,740         Fruit of the Loom, Inc., Class A*..............................              201,724
         900         VF Corp........................................................               80,437
                                                                                               ----------
                                                                                                  282,161
                                                                                               ----------
                     Textiles - Specialty: 5.9%
      26,830         Burlington Industries, Inc.*...................................              400,773
                                                                                               ----------

                     Tobacco: 1.1%
       1,950         Philip Morris Companies, Inc...................................               77,269
                                                                                               ----------

                     Transportation - Air Freight: 1.7%
       1,735         Federal Express Corp.*.........................................              115,811
                                                                                               ----------

                     Transportation - Airlines: 4.6%
       3,065         Delta Airlines, Inc............................................              308,799
                                                                                               ----------

                     Transportation - Railroads: 1.5%
       3,505         Canadian Pacific, Ltd., ADR....................................              104,493
                                                                                               ----------

                     Utilities - Electric Companies: 0.7%
       1,750         Puget Sound Energy, Inc........................................               46,594
                                                                                               ----------

4

                            Pzena Focused Value Fund

---------------------------------------------------------------------------------------------------------
      Shares                                                                                 Market Value
---------------------------------------------------------------------------------------------------------
                     Waste Management: 2.0%
      20,075         Waste Management International PLC, ADR*.......................            $ 138,016
                                                                                               ----------


                     Total Common Stocks (cost $5,966,509)..........................            6,621,164
                                                                                               ----------

Principal Amount     REPURCHASE AGREEMENT: 1.9%
---------------------------------------------------------------------------------------------------------
    $126,000         Star Bank Repurchase Agreement, 5.00%, dated 10/31/1997,
                     due 11/3/1997, collateralized by $126,000 GNMA, due 2/20/2024,
                     (value of collateral $129,150) (cost $126,000).................              126,000
                                                                                               ----------

                     Total Investments in Securities (cost $6,092,509+): 99.5% .....            6,747,164
                     Other Assets less Liabilities: 0.5%............................               34,904
                                                                                               ----------
                     Total Net Assets: 100.0% ......................................           $6,782,068
                                                                                               ==========

*Non-income producing security.

+ At October 31, 1997,  the cost of securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation..................................            $ 781,128
                     Gross unrealized depreciation..................................             (126,473)
                                                                                               ----------
                               Net unrealized appreciation..........................            $ 654,655
                                                                                               ==========

See accompanying Notes to Financial Statements.

                            Pzena Focused Value Fund

STATEMENT OF ASSETS AND LIABILITIES at October 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost $6,092,509).........................           $6,747,164
      Cash..........................................................................                  834
      Receivables:
            Fund shares sold........................................................               42,000
            Dividends and interest .................................................                7,404
      Deferred organization costs (net of accumulated amortization of $9,470).......               25,530
      Prepaid expenses..............................................................                6,501
                                                                                               ----------
                  Total assets .....................................................            6,829,433
                                                                                               ----------

LIABILITIES
      Payables:
            Administration fee......................................................                2,774
            Advisory fees...........................................................                2,372
            Deferred organization costs.............................................               35,000
      Accrued expenses..............................................................                7,219
                                                                                               ----------
                  Total liabilities.................................................               47,365
                                                                                               ----------

NET ASSETS                                                                                     $6,782,068
                                                                                               ==========

      Net asset value, offering and redemption price per share
            ($6,782,068/492,365 shares outstanding;
            unlimited number of shares authorized without par value) ...............               $13.77
                                                                                               ==========

COMPONENTS OF NET ASSETS
      Paid-in capital ..............................................................           $5,608,064
      Accumulated net investment loss...............................................               (8,683)
      Undistributed net realized gain on investments................................              528,032
      Net unrealized appreciation on investments....................................              654,655
                                                                                               ----------
            Net assets .............................................................           $6,782,068
                                                                                               ==========

See accompanying Notes to Financial Statements.
6

                            Pzena Focused Value Fund

STATEMENT OF OPERATIONS - For the Six Months Ended October 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Income
            Dividends...............................................................             $ 34,880
            Interest................................................................                6,516
                                                                                               ----------
                  Total income......................................................               41,396
                                                                                               ----------

      Expenses
            Advisory fees...........................................................               35,771
            Administration fee......................................................               15,216
            Custodian and accounting fees...........................................               10,367
            Transfer agent fees.....................................................                4,981
            Audit fee...............................................................                4,583
            Amortization of deferred organization costs.............................                3,527
            Miscellaneous...........................................................                1,830
            Trustee fees............................................................                1,820
            Reports to shareholders.................................................                1,577
            Registration fees.......................................................                1,514
            Legal fees..............................................................                1,270
                                                                                               ----------
                  Total expenses....................................................               82,456
                  Less: expenses waived and reimbursed..............................              (32,377)
                                                                                               ----------
                  Net expenses......................................................               50,079
                                                                                               ----------
                        Net investment loss ........................................               (8,683)
                                                                                               ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain from security transactions............................              463,090
            Net change in unrealized appreciation on investments....................              384,448
                                                                                               ----------
                  Net realized and unrealized gain on investments...................              847,538
                                                                                               ----------
                        Net increase in net assets resulting from operations .......            $ 838,855
                                                                                               ==========

See accompanying Notes to Financial Statements.

                            Pzena Focused Value Fund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
                                                                                Six Months      June 24, 1996*
                                                                                   Ended            through
                                                                             October 31, 1997#  April 30, 1997
--------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss....................................................         $ (8,683)            $ (1,578)
Net realized gain from security transactions...........................          463,090               72,267
Net change in unrealized appreciation on investments...................          384,448              270,207
                                                                              ----------           ----------
      Net increase in net assets resulting from operations ............          838,855              340,896
                                                                              ----------           ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..................................................              -0-               (1,000)
Net realized gain on investments.......................................              -0-               (4,747)
                                                                              ----------           ----------
      Total dividends and distributions to shareholders ...............              -0-               (5,747)
                                                                              ----------           ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
   outstanding shares (a)..............................................        2,086,530            3,521,534
                                                                              ----------           ----------
      Total increase in net assets ....................................        2,925,385            3,856,683

NET ASSETS
Beginning of period....................................................        3,856,683                  -0-
                                                                              ----------           ----------
End of period .........................................................       $6,782,068           $3,856,683
                                                                              ==========           ==========

(a) A summary of capital shares transactions is as follows:

                                                            Six Months                         June 24, 1996*
                                                               Ended                               through
                                                         October 31, 1997#                     April 30, 1997
                                                      ------------------------            -----------------------

                                                      Shares         Value                Shares           Value
                                                      -------      ----------             -------      ----------
      Shares sold.............................        170,277      $2,247,737             340,987      $3,605,818
      Shares issued in reinvestment
         of distribution......................            -0-             -0-                 497           5,483
      Shares redeemed.........................        (11,514)       (161,207)             (7,882)        (89,767)
                                                      -------      ----------             -------      ----------
      Net increase............................        158,763      $2,086,530             333,602      $3,521,534
                                                      =======      ==========             =======      ==========

*Commencement of operations.
#Unaudited.

See accompanying Notes to Financial Statements.
8

                            Pzena Focused Value Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------
                                                                                Six Months         June 24, 1996*
                                                                                   Ended               through
                                                                             October 31, 1997#     April 30, 1997
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................................           $11.56               $10.00
Income from investment operations:
      Net investment loss..............................................            (0.02)                0.00
      Net realized and unrealized gain on investments..................             2.23                 1.59
                                                                                  ------               ------
Total from investment operations.......................................             2.21                 1.59
                                                                                  ------               ------

Less distributions:
      From net investment income.......................................             0.00                (0.01)
      From net capital gains...........................................             0.00                (0.02)
                                                                                  ------               ------
Total distributions....................................................             0.00                (0.03)
                                                                                  ------               ------

Net asset value, end of period.........................................           $13.77               $11.56
                                                                                  ======               ======

Total return...........................................................            19.12%               15.88%

Ratios/supplemental data:
Net assets, end of period (millions)...................................             $ 6.8               $ 3.9

Ratio of expenses to average net assets:
      Before expense reimbursement.....................................             2.87%+               5.82%+
      After expense reimbursement......................................             1.75%+               1.75%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement.....................................            (1.43%)+             (4.16)%+
      After expense reimbursement......................................            (0.30%)+             (0.09)%+

Portfolio turnover rate................................................            30.49%               22.06%

Average commission rate paid per share.................................           $.0600              $.0598

#Unaudited.
*Commencement of operations.
+Annualized.

See accompanying Notes to Financial Statements.

                            Pzena Focused Value Fund

NOTES TO FINANCIAL STATEMENTS at October 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

                  U.S.  Governement  securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

      E. Organization Costs. Expenses originally incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized on a straight-line basis over a period of five years.
10

                            Pzena Focused Value Fund

--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the six months ended October 31, 1997, Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended October 31, 1997, the Fund incurred $35,771 in advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.75% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable law. For the six months ended October 31, 1997, the Advisor waived its advisory fee and reimbursed the Fund in the total amount of $32,377.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $15 million       -  $30,000
      $15 to $50 million      -  0.20% of average daily net assets
      $50 to $100 million     -  0.15% of average daily net assets
      $100 to $150 million    -  0.10% of average daily net assets
      Over $150 million       -  0.05% of average daily net assets


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended October 31, 1997, were $3,679,153 and $1,628,641, respectively.

               Advisor

   Pzena Investment Management, LLC
           830 Third Avenue
              14th Floor
          New York, NY 10022

             Distributor

    First Fund Distributors, Inc.
        4455 E. Camelback Road
              Suite 261E
          Phoenix, AZ 85018                             PZENA
                                                       FOCUSED
              Custodian                                 VALUE
                                                        FUND
           Star Bank, N.A.
          425 Walnut Street
         Cincinnati, OH 45202

 Shareholder Service and Transfer Agent

     American Data Services, Inc.
     150 Motor Parkway, Suite 109
         Hauppauge, NY 11788
            (800) 385-7003

         Independent Auditors

        Tait, Weller, & Baker
    8 Penn Center Plaza, Suite 800
        Philadelphia, PA 19103

         Counsel to the Trust

  Paul, Hastings, Janofsky & Walker
  345 California Street, 29th Floor
       San Francisco, CA 94104

         Counsel to the Fund

         Lane, Altman & Owens
          101 Federal Street
           Boston, MA 02110
                                                  Semi-Annual Report
This   report   is    intended    for
shareholders  of the Fund and may not          For the Six Months Ended
be used as  sales  literature  unless
preceded or  accompanied by a current              October 31, 1997
prospectus.

Past  performance  results  shown  in
this report  should not be considered
a     representation     of    future
performance.  Share price and returns
will  fluctuate so that shares,  when
redeemed,  may be worth  more or less
than their original cost.  Statements
and  other  information   herein  are
dated and are subject to change.